Offsetting Assets and Liabilities	12 Months Ended
Mar. 31, 2020
Text Block [Abstract]
Offsetting Assets and Liabilities
30. Offsetting Assets and Liabilities
The gross amounts recognized, gross amounts offset, and net amounts presented in the consolidated balance sheets regarding derivative assets and liabilities as of March 31, 2019 and 2020 are as follows.
March 31, 2019

	Millions of yen
	Gross amounts recognized	Gross amounts offset in the consolidated balance sheets	Net amounts presented in the consolidated balance sheets	Gross amounts not offset in the consolidated balance sheets*		Net amount
				Financial instruments	Collateral received/ pledged
Derivative assets	¥15,495	¥(1,497)	¥13,998	¥(196)	¥0	¥13,802

Total assets	¥15,495	¥(1,497)	¥13,998	¥(196)	¥0	¥13,802

Derivative liabilities	¥25,958	¥(1,497)	¥24,461	¥(8,353)	¥(79)	¥16,029

Total liabilities	¥25,958	¥(1,497)	¥24,461	¥(8,353)	¥(79)	¥16,029

March 31, 2020

	Millions of yen
	Gross amounts recognized	Gross amounts offset in the consolidated balance sheets	Net amounts presented in the consolidated balance sheets	Gross amounts not offset in the consolidated balance sheets*		Net amount
				Financial instruments	Collateral received/ pledged
Derivative assets	¥39,690	¥(9,152)	¥30,538	¥(598)	¥(843)	¥29,097

Total assets	¥39,690	¥(9,152)	¥30,538	¥(598)	¥(843)	¥29,097

Derivative liabilities	¥73,649	¥(9,152)	¥64,497	¥(25,997)	¥0	¥38,500

Total liabilities	¥73,649	¥(9,152)	¥64,497	¥(25,997)	¥0	¥38,500

*	The balances related to enforceable master netting agreements or similar agreements which were not offset in the consolidated balance sheets.